---------------------------------------------------------

DIRECTORS                                               OFFICERS
Barton M. Biggs                                         James W. Grisham
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset Management
Inc. and Morgan Stanley Asset Management Limited;       Harold J. Schaaff, Jr.
Managing Director, Morgan Stanley & Co. Incorporated    VICE PRESIDENT
Michael F. Klein
DIRECTOR AND PRESIDENT                                  Joseph P. Stadler
Principal, Morgan Stanley Asset Management Inc. and     VICE PRESIDENT
Morgan Stanley & Co. Incorporated
John D. Barrett II                                      Valerie Y. Lewis
Chairman and Director,                                  SECRETARY
Barrett Associates, Inc.
Gerard E. Jones                                         Karl O. Hartmann
Partner, Richards & O'Neil LLP                          ASSISTANT SECRETARY
Andrew McNally IV
Chairman and Chief Executive Officer, Rand McNally      Joanna M. Haigney
Samuel T. Reeves                                        TREASURER
Chairman of the Board and Chief Executive Officer,
Pinacle Trading L.L.C.                                  Rene J. Feuerman
Fergus Reid                                             ASSISTANT TREASURER
Chairman and Chief Executive Officer, LumeLite
Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

---------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, NY 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
---------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
---------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

---------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                           EMERGING MARKETS PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1997

LETTER TO SHAREHOLDERS
-------

The investment objective of the Emerging Markets Portfolio is to provide long-term capital appreciation by investing in equity securities of emerging country issuers.

For the nine month and one year periods ended September 30, 1997, the Portfolio had total returns of 24.28%, and 21.68%, respectively, for the Class A shares
and    24.00%   and   21.33%,    respectively,   for   the    Class   B   shares

PERFORMANCE COMPARED TO THE IFC GLOBAL TOTAL RETURN COMPOSITE INDEX(1)
----------------------------------------------------

                                            TOTAL RETURNS(2)
                             ----------------------------------------------
                                                                  AVERAGE
                                                     AVERAGE      ANNUAL
                                           ONE       ANNUAL        SINCE
                                YTD       YEAR     FIVE YEARS    INCEPTION
                             ---------  ---------  -----------  -----------
PORTFOLIO--CLASS A.........      24.28%     21.68%      15.96%       15.81%
PORTFOLIO--CLASS B.........      24.00      21.33         N/A        20.11
INDEX--CLASS A.............       6.62       4.80       12.13        12.09
INDEX--CLASS B.............       6.62       4.80         N/A         8.17

1. The IFC Global Total Return Composite Index is an unmanaged index of common stocks and includes developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa (includes dividends).
2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW ARE AS MEASURED BY THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS COUNTRY OR REGIONAL INDICES, ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

compared to total returns of 6.62% and 4.80%, respectively, for the IFC Global Total Return Composite Index (the "Index").

For the five year period ended September 30, 1997, the average annual total return for Class A shares was 15.96% compared to 12.13% for the Index. From inception on September 25, 1992 through September 30, 1997, the average annual total return of Class A shares was 15.81% compared to 12.09% for the Index. From inception on January 2, 1996 through September 30, 1997, the average annual total return of Class B shares was 20.11% compared to 8.17% for the Index.

The emerging markets had a poor third quarter as the IFC Global Total Return Composite Index fell 8.97%. Devastating devaluations led the Asian markets down 23.70%. The Portfolio outperformed the Index for the three months ended September 30, 1997 with a total return for the Class A shares of -1.20% and -1.31% for the Class B shares. Contagion in the aftermath of the Thai baht devaluation caused the currencies in Malaysia, Indonesia and the Philippines to weaken by 28.4%, 34.5% and 30.2%, respectively, for the quarter. This currency weakness continued as political and economic leaders failed to communicate the requisite level of concern or adequate plans to address the issues which led to the markets' sell-off. In Latin America, Brazil and Mexico continued to be supported by earnings growth and privatization. Mexico led Latin markets during the quarter, returning 21.1% in U.S. dollar terms.

The strength of Latin American markets in July relative to Asian bourses evaporated in August amidst fears of contagion from the Asian currency crisis. Brazil suffered most in Latin America, as economies with trade, current account or fiscal deficits in conjunction with fixed currency regimes were sold down. Our concern that too much good news was being anticipated for these markets was realized, as sharp sell-offs hit all emerging markets in August. Latin markets rebounded in September, making up much of their losses of the previous month.

During the quarter, Asia continued to be hard hit by currency woes and a general dearth of good news. The largest positive impact on portfolio return this year has been our underweight in the region, and in particular our underweight in Malaysia. Malaysia's Prime Minister Mahathir exacerbated difficulties in that market by making inflammatory comments regarding currency speculators and limiting foreign investors access to foreign exchange. Having said this, with Asia off 70% from its high, the region appears oversold. Many Asian markets now look to be attractively valued and we are starting to get interested.

European markets' relative and absolute performance was good in the third quarter, and helped to offset some of the noise in more volatile markets. Turkey, Russia and Poland returned 16.0%, 18.5% and 8.6% respectively during the quarter.

Since the end of September, Latin America has been particularly volatile, as evidenced by the performance of these markets in the last week of October. Prior to these events, we believed that Latin America, which had experienced tremendous price appreciation both this year and last year, had become less reasonably valued. We had been easing out of markets like Brazil and Mexico where we had significant gains, and easing into some of the Asian markets which had dramatically under-performed.

Given the events of the past several weeks, we now feel that valuations in Latin America as well as in Asia are compelling. We have begun to repurchase positions in Latin America and are exploring opportunities within Asia as we assess relative value across the emerging markets. Cash is being raised in markets which have held up well in the downturn, such as India, Pakistan, Russia and South Africa in order to fund allocations in better valued markets.

We have always felt that in the event of a U.S. market correction the Emerging Markets were vulnerable to a similar or larger correction. Having said this, the fundamentals of many of our markets are improving and barring any nasty shocks in the U.S., the emerging markets should provide excellent upside over the next year.

Madhav Dhar
PORTFOLIO MANAGER

Robert L. Meyer
PORTFOLIO MANAGER

October 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  MSCI EMERGING MARKETS INDICES
        PERFORMANCE ($US)
  3 MONTHS TO SEPTEMBER 30, 1997

                                       % Change
MEXICO                                    21.1%
RUSSIA                                    18.5%
PAKISTAN                                  18.3%
TURKEY                                    16.0%
GREECE                                    14.0%
CZECH REPUBLIC                            13.4%
COLOMBIA                                  10.3%
HUNGARY                                    9.8%
VENEZUELA                                  9.3%
POLAND                                     8.6%
ARGENTINA                                  7.6%
PORTUGAL                                   6.7%
ISRAEL                                     5.8%
CHINA                                      0.2%
SRI LANKA                                 -2.4%
HONG KONG                                 -2.5%
JORDAN                                    -3.0%
CHILE                                     -3.7%
BRAZIL                                    -3.9%
SOUTH AFRICA                              -5.8%
PERU                                      -7.6%
INDIA                                     -8.3%
TAIWAN                                    -8.4%
KOREA                                    -16.0%
THAILAND                                 -16.6%
MALAYSIA                                 -41.9%
INDONESIA                                -43.3%
PHILIPPINES                              -45.4%

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1997

                                                                             VALUE
    SHARES                                                                   (000)
--------------                                                            -----------
COMMON STOCKS (90.0%)
 ARGENTINA (2.8%)
             6    Acindar, Class B                                        $        --
       119,870    Nortel ADR                                                    3,326
       293,038    Quilmes (Registered)                                          4,103
       163,876    Telecom Argentina ADR                                         4,988
       624,730    Telefonica Argentina ADR                                     22,881
       480,745    YPF ADR                                                      17,727
                                                                          -----------
                                                                               53,025
                                                                          -----------
 BRAZIL (13.2%)
   323,955,448    Banco Bradesco (Preferred)                                    3,415
   295,998,880    Banco Nacional (Preferred)                                       14
    40,997,030    Brahma (Preferred)                                           31,434
       474,370    Brahma (Preferred) ADR                                        7,293
   553,956,993    CEMIG (Preferred)                                            30,945
       108,171    CEMIG (Preferred) ADR                                         5,944
        84,361    CEMIG (Preferred) (144A) ADR                                  4,682
    11,559,000    Coteminas (Preferred)                                         4,432
    37,628,600    CRT, Class A (Preferred)                                     48,875
     1,111,637    CRT (Preferred) Receipts                                      1,444
       158,539    CVRD (Preferred) ADR                                          3,845
       122,300    CVRD (Preferred)                                              2,992
       178,874    Eletrobras ADR                                                4,695
     4,971,850    Eletrobras, Class B (Preferred)                               2,814
        69,560    Eletrobras, Class B ADR                                       1,933
    11,559,000    Encorpar                                                         --
    10,678,800    Itaubanco (Preferred)                                         6,901
     6,097,000    Lightpar                                                      2,170
   119,019,000    Lojas Arapua (Preferred)                                      1,255
       120,830    Lojas Arapua (Preferred) (144A) ADR                           1,269
    52,673,000    Lojas Renner (Preferred)                                      2,428
    39,236,000    Pao de Acucar (Preferred)                                       919
       198,559    Pao de Acucar (Preferred) (144A) ADR                          4,468
    56,777,333    Petrobras (Preferred)                                        16,170
        98,915    Petrobras (Preferred) (144A) ADR                              2,794
       137,875    Rossi (144A) GDR                                              1,482
    48,473,000    Telebras                                                      5,597
   187,365,000    Telebras (Preferred)                                         24,200
       134,154    Telebras ADR                                                 17,272
             1    TELESP                                                           --
       478,299    TELESP (Preferred) Receipts                                     146
       218,270    Unibanco GDR (Preferred)                                      7,994
                                                                          -----------
                                                                              249,822
                                                                          -----------

                                                                             VALUE
    SHARES                                                                   (000)
--------------                                                            -----------
 CHILE (0.6%)
       147,900    CCU ADR                                                 $     4,252
        71,100    Enersis ADR                                                   2,635
       203,972    Santa Isabel ADR                                              4,755
                                                                          -----------
                                                                               11,642
                                                                          -----------
 COLOMBIA (0.2%)
     9,677,500    Banco de Colombia                                             3,694
                                                                          -----------
 EGYPT (1.6%)
        89,993    Ameriyah Cement Co.                                           2,225
       185,840    Commercial International Bank                                 4,516
       187,700    Commercial International Bank GDR (Registered)                4,505
       114,650    Eastern Tobacco                                               3,009
        11,525    Egypt American Bank                                             394
        49,350    Egyptian Finance & Industrial                                 3,321
        78,000    Helwan Cement                                                 1,656
        80,460    Madinet Nasr Housing & Development                            5,795
        21,655    North Cairo Flour Mills Co.                                   1,103
       125,765    Torah Portland Cement                                         3,353
                                                                          -----------
                                                                               29,877
                                                                          -----------
 HONG KONG (0.0%)
        46,362    Guangshen Railway Co., Ltd. ADR                                 797
                                                                          -----------
 HUNGARY (0.6%)
        21,178    Borsod Chem Rt. GDR (Registered)                                844
         7,700    Gedeon Richter                                                  816
        28,300    Gedeon Richter GDR (Registered)                               2,972
       158,984    MOL Magyar Olaj-es Gazipari Rt. GDR (Registered)              3,462
       112,800    Tisza Vegyi Kombinat Rt. GDR (Registered)                     2,538
                                                                          -----------
                                                                               10,632
                                                                          -----------
 INDIA (9.7%)
       180,400    American Dry Fruits                                              19
       485,675    Apollo Tyres Ltd.                                             1,024
           745    Associated Cement Cos., Ltd.                                     25
           358    Bharat Forge Co., Ltd., Class A                                   1
     4,525,900    Bharat Heavy Electricals                                     45,053
       151,400    Bharat Pipes & Fittings Ltd., Class B                             3
       710,040    Birla VXL Ltd.                                                  263

                                                                             VALUE
    SHARES                                                                   (000)
--------------                                                            -----------
 INDIA (CONTINUED)
       141,642    Carrier Aircon Ltd.                                     $     1,118
       335,400    Ceat Ltd.                                                       241
        21,404    Century Textiles and Industries Ltd.                            560
     1,208,400    Container Corp of India Ltd.                                 14,034
       350,100    Crompton Greaves Ltd.                                           387
       142,500    Dabur India Ltd.                                                954
       599,850    DCL Polyesters Ltd.                                              86
       260,300    Esab India Ltd.                                                 851
        50,000    Essel Packagings Ltd.                                           169
         2,000    Federal Bank Ltd. (New)                                           4
       577,000    Garware Plastics & Polyester, Class A                           546
       688,500    Godrej Soaps Ltd.                                               685
     3,109,500    Great Eastern Shipping Co.                                    4,364
           800    Gujarat Ambuja Cements Ltd.                                       7
        75,025    Gujarat Narmada Valley Fertilizers Co., Ltd.                     50
       637,721    Hero Honda, Class B                                          12,524
       740,100    Hindustan Development Corp., Ltd.                               252
       165,636    Housing Development Finance Corp.                            14,946
       332,900    ICI India Ltd.                                                2,101
           140    ICICI, Ltd.                                                      --
       @55,194    India Magnum Fund Ltd., (The) Class A                         2,649
       @78,000    India Magnum Fund Ltd., (The) Class A (Restricted)            3,744
       584,615    India Organic Chemical Ltd.                                      94
     1,000,000    Indian Petrochemicals
                   Corp., Ltd.                                                  3,152
         4,125    Indian Seamless Metal
                   Tubes Ltd. (New)                                                 2
       571,047    Indo Rama Synthetics Ltd.                                       332
       171,154    Indo Rama Synthetics Ltd. (New)                                  89
       604,400    Industrial Finance Corp. of India                               493
       200,000    Infosys Technology Ltd.                                       8,808
           100    ITC Agrotech Ltd., Class B                                       --
       900,813    ITC Bhadrachalam Paperboards Ltd.                             1,295
       832,087    ITC Ltd.                                                     13,552
        25,000    ITW Signode Ltd.                                                 64
         5,292    JCT Ltd., GDR                                                    14
     1,500,162    JK Synthetics Ltd.                                              135
       490,000    KEC International Ltd.                                          535
       175,000    Kirloskar Cummins Ltd.                                        2,419
       135,900    Kirloskar Oil Engines Ltd.                                      175
       185,450    Lakme Ltd., Class B                                           1,506
                                                                             VALUE
    SHARES                                                                   (000)
--------------                                                            -----------
       150,000    Lakshmi Precision Screws                                $        76
       748,800    Mahanagar Telephone Nigam                                     5,321
       309,534    Mahavir Spinning Mills Ltd.                                     514
   @42,697,100    Morgan Stanley Growth Fund                                    7,674
       @19,389    Morgan Stanley India Investment Fund, Inc.                      219
       135,881    MRF Ltd., Class B                                            11,084
        25,000    OM Sindoori Hotels Ltd.                                          30
       350,000    Patheja Forgings & Auto Parts, Class B                           97
           280    PCS Data Products Ltd., Class B                                  --
       218,440    Philips India Ltd.                                              400
       187,975    Raymond Ltd.                                                    353
     1,248,100    Sanghi Polyesters Ltd.                                          173
       190,900    Shanti Gears Ltd.                                               702
           100    Sharp Industries Ltd.                                            --
       129,300    Shriram Honda Power Equipment, Class B                        1,162
        45,000    Sri Venkatesa Mills Ltd.                                         88
     1,605,150    State Bank of India                                          12,283
        67,000    Sudarshan Chemical
                   Industries Ltd.                                                121
       227,921    Tata Engineering & Locomotive, Class A                        2,122
           100    Tata Hydro-Electric Power Supply Co.                             --
            50    Tata Iron and Steel Co., Ltd.                                    --
       196,017    Tube Investments of India                                       220
         1,676    United Phosphorus Ltd., GDR                                      10
       975,100    Uttam Steels Ltd., Class A                                      202
           100    Videocon International Ltd., Class A                             --
        89,600    Wartsila Diesel Ltd.                                            733
                                                                          -----------
                                                                              182,909
                                                                          -----------
 INDONESIA (3.2%)
    12,763,000    Astra International (Foreign)                                11,541
    18,337,294    Bank International Indonesia (Foreign)                        5,295
    26,192,000    Bank Negara Indonesia (Foreign)                               7,165
     6,976,500    Bimantara Citra (Foreign)                                     7,104
     2,933,000    Gudang Garam (Foreign)                                        8,469
     2,973,000    Hanjaya Mandala Sampoerna (Foreign)                           6,100
     9,068,755    Indah Kiat Pulp & Paper Corp. (Foreign)                       3,514
     4,001,400    Indofood Sukses Makmur (Foreign)                              4,834
     3,438,000    Matahari Putra Prima (Foreign)                                1,176
    10,849,000    Mayora Indah (Foreign)                                        2,638

                                                                             VALUE
    SHARES                                                                   (000)
--------------                                                            -----------
  INDONESIA (CONTINUED)
     7,083,000    Putra Surya Multidana (Foreign)                         $     3,229
                                                                          -----------
                                                                               61,065
                                                                          -----------
 ISRAEL (2.4%)
     2,047,600    Bank Hapoalim Ltd. (Registered)                               4,746
       152,300    Blue Square ADR                                               1,980
       413,803    Elbit Systems Ltd.                                            5,653
         5,250    First International Bank of Israel, Class 1                     697
         5,321    First International Bank of Israel, Class 5                   3,767
       113,485    Koor Industries Ltd.                                         11,791
       768,000    Osem Investment Ltd.                                          4,002
     4,198,150    Supersol Ltd.                                                13,643
                                                                          -----------
                                                                               46,279
                                                                          -----------
 KOREA (6.4%)
       167,800    Cho Hung Bank Co., Ltd. GDR                                     793
       221,770    Hansol Paper Co., Ltd. (Foreign)                              5,162
       452,410    Housing & Commercial Bank, Korea (Foreign)                    7,666
       366,400    Housing & Commercial Bank, Korea (144A) GDR                   7,161
       265,160    Hyundai Engineering & Construction Co. (Foreign)              5,216
       560,814    Kookmin Bank (Foreign)                                        6,752
       385,247    Kookmin Bank GDR                                              4,816
       403,310    Korea Electric Power Corp. (Foreign)                          8,948
       222,528    LG Information & Communication Ltd. (Foreign)                21,523
       155,870    Pohang Iron & Steel Co., Ltd. (Foreign)                      12,159
       324,407    Samsung Electronics (Foreign)                                31,358
       191,954    Samsung Electronics (144A) GDR                                9,933
                                                                          -----------
                                                                              121,487
                                                                          -----------
 MALAYSIA (0.2%)
     1,010,200    Genting Bhd                                                   3,145
       195,000    United Engineers Ltd.                                           625
                                                                          -----------
                                                                                3,770
                                                                          -----------
 MEXICO (12.8%)
       397,452    Apasco                                                        3,046
     2,208,219    Banacci, Class B                                              6,968
       966,103    Banacci, Class L                                              2,837
       685,420    Bancomer, Class B (144A) ADR                                  9,339
       212,805    Carso ADR                                                     3,384
       356,866    Carso, Class A1                                               2,859
     1,110,898    Cemex CPO                                                     5,824
                                                                             VALUE
    SHARES                                                                   (000)
--------------                                                            -----------
     1,098,597    Cemex CPO ADR                                           $    11,398
       202,185    Cemex, Class B                                                1,212
       597,450    Cemex, Class B ADR                                            7,100
       146,858    Cifra, Class A                                                  329
       611,750    Cifra, Class B                                                1,445
       256,080    Cifra, Class B ADR                                              601
     1,893,775    Cifra, Class C                                                4,151
       104,436    Desc ADR                                                      4,360
     7,416,187    FEMSA, Class B                                               63,807
     5,274,106    Kimberly, Class A                                            27,580
       725,929    Maseca, Class B                                                 881
     1,027,323    Televisa CPO GDR                                             36,791
       725,335    Telmex, Class L ADR                                          37,536
       429,260    TV Azteca ADR                                                 9,658
                                                                          -----------
                                                                              241,106
                                                                          -----------
 MOROCCO (0.4%)
        82,900    SNI Maroc, Series 'V' (Bearer)                                7,215
                                                                          -----------
 PAKISTAN (4.3%)
            15    Cherat Cement Ltd.                                               --
         6,200    Dewan Salman Fibre                                                5
        52,661    D.G. Khan Cement Ltd.                                            14
       348,300    Engro Chemicals Ltd.                                          1,291
     6,776,500    Fauji Fertilizer Co., Ltd.                                   14,380
    10,529,000    Hub Power Co.                                                14,085
     2,068,660    Karachi Electric Supply Corp.                                 1,449
     1,256,519    Nishat Mills Ltd.                                               481
     1,176,721    Pakistan State Oil Co., Ltd.                                 12,267
        38,350    Pakistan Telecommunications Corp. GDS                         3,701
    29,890,200    Pakistan Telecommunications Corp., Class A                   28,871
     5,286,254    Sui Northern Gas                                              4,218
                                                                          -----------
                                                                               80,762
                                                                          -----------
 PERU (0.4%)
            47    Cementos Lima                                                    --
       351,960    Tel Peru, Class B ADR                                         8,315
                                                                          -----------
                                                                                8,315
                                                                          -----------
 PHILIPPINES (0.0%)
        28,120    Ayala Land, Inc., Class B                                        14
                                                                          -----------
 POLAND (2.2%)
       233,000    Agros Holding, Class C                                        6,794
        72,900    Bank of Handlowy W Warszawie                                  1,042
        40,860    Bank Slaski                                                   3,074
     1,650,000    BIG Bank Inicjatyw                                            2,117
       194,000    BIG Bank Inicjatyw GDR                                        3,783
        68,000    BRE Bank                                                      1,368
       160,560    Debica                                                        4,658
        33,400    Eastbridge NV                                                 2,245

                                                                             VALUE
    SHARES                                                                   (000)
--------------                                                            -----------
  POLAND (CONTINUED)
       727,000    Elektrim                                                $     8,119
       288,468    Exbud                                                         3,516
     2,085,038    International UNP Holdings Ltd.                                 256
       373,740    Mostostal Exports                                             1,221
       491,000    Polifarb Wroclaw                                              2,463
                                                                          -----------
                                                                               40,656
                                                                          -----------
 RUSSIA (6.6%)
       592,359    Alliance Cellulose Ltd.                                       3,981
    82,039,000    Edinaya Energetics (2nd Issue)                               32,733
       400,000    Global Tele-Systems Group, Inc. (Registered)                  8,000
    13,765,000    Irkutskenergo                                                 4,487
       322,100    LUKoil Holding                                                7,908
        80,000    LUKoil Holding ADR                                            7,760
       127,230    LUKoil Holding (144A) ADR                                    12,341
     9,785,000    Mosenergo                                                    15,852
     1,856,000    Rostelecom (New)                                              7,795
       317,851    Russian Telecomm Development Corp.                            1,510
           990    Storyfirst Communications, Inc., Class C                        660
         2,640    Storyfirst Communications, Inc., Class D                      1,980
         3,250    Storyfirst Communications, Inc., Class E                      3,250
         1,331    Storyfirst Communications, Inc., Class F                      3,328
       609,000    Surgutneftgaz ADR                                             7,156
        45,000    Tatneft ADR (Registered) (Euro)                               7,043
                                                                          -----------
                                                                              125,784
                                                                          -----------
 SINGAPORE (0.1%)
       489,000    Want Want Holdings                                            1,242
        28,677    Want Want Holdings (Bonus Shares)                                68
                                                                          -----------
                                                                                1,310
                                                                          -----------
 SOUTH AFRICA (9.0%)
     1,163,640    Amalgamated Banks of South Africa                             7,927
     1,205,700    Barlow Rand Ltd.                                             13,776
       235,113    Bidvest Group Ltd.                                            1,917
       386,300    Billiton plc                                                  1,488
        80,000    Coronation Holdings Ltd.                                      1,378
       114,400    De Beers Centenary AG                                         3,332
     1,405,801    Ellerine Holdings Ltd.                                       11,161
       656,500    First National Bank Holdings Ltd.                             5,212
       564,968    Foodcorp Ltd.                                                 3,637
                                                                             VALUE
    SHARES                                                                   (000)
--------------                                                            -----------
     1,448,400    Forbes Group Ltd.                                       $     2,735
       354,000    Gencor Ltd.                                                     836
     1,608,300    Illovo Sugar Ltd.                                             2,933
       172,900    Liberty Life Assn. of Africa                                  5,045
     2,693,700    Malbak Ltd.                                                   3,930
      @224,490    Morgan Stanley Africa Investment Fund, Inc.                   3,816
       128,700    NBS Boland Ltd.                                               2,651
     7,974,500    New Africa Investment                                         5,903
     1,047,800    Persetel Holdings Ltd.                                        6,880
     4,250,000    Protea Furnishers Ltd.                                        2,189
     2,830,800    Rembrandt Group Ltd.                                         25,632
     1,142,700    Reunert Ltd.                                                  3,371
       500,000    Sage Group Ltd.                                               2,575
     1,903,300    Samgro Investment Holdings Ltd. (New)                         4,901
     3,268,500    Sasol Ltd.                                                   45,060
       800,000    Spur Holdings Ltd.                                            1,313
                                                                          -----------
                                                                              169,598
                                                                          -----------
 TAIWAN (4.7%)
     1,593,000    Acer, Inc.                                                    3,118
     2,110,000    Asustek Computer, Inc.                                       37,244
     5,457,000    Cathay Construction Corp.                                     8,145
     1,470,000    China Development Corp.                                       5,215
       884,400    Compal Electronics                                            3,153
    11,524,441    Far East Textile Ltd.                                        16,999
       126,900    Formosa Plastics Corp.                                          257
       391,000    Hon Hai Precision Industry                                    2,938
     1,919,060    Kuoyang Construction                                          4,628
     1,950,200    Siliconware Precision Industries Co.                          6,646
                                                                          -----------
                                                                               88,343
                                                                          -----------
 THAILAND (2.2%)
     1,157,650    Advanced Information Service PCL (Foreign)                    7,654
     1,878,000    Bangkok Expressway PCL                                        1,811
       818,000    Central Pattana PCL (Foreign)                                 1,397
        39,400    Delta Electonics PCL                                            336
         1,900    Delta Electronics PCL (Foreign)                                  16
        20,000    Grammy Entertainment PCL                                        162
       124,300    Grammy Entertainment PCL (Foreign)                              986
     1,689,000    Industrial Finance Corp. of Thailand (Foreign)                2,198
       224,000    Lanna Lignite PCL (Foreign)                                   1,222
     2,469,000    National Finance & Securities PCL (Foreign)                   2,092
     2,433,400    National Petrochemical PCL (Foreign)                          1,542

                                                                             VALUE
    SHARES                                                                   (000)
--------------                                                            -----------
  THAILAND (CONTINUED)
       168,700    PTT Exploration & Production PCL (Foreign)              $     2,259
     1,048,400    Shinawatra Computer Co. PCL (Foreign)                         5,776
     2,983,600    Siam Commercial Bank PCL (Foreign)                            9,699
       162,000    Thai Airways International PCL (Foreign)                        252
     1,368,200    United Communications Industry PCL (Foreign)                  3,995
                                                                          -----------
                                                                               41,397
                                                                          -----------

 TURKEY (5.1%)
     3,292,000    Aksa                                                            326
    61,549,500    Arcelik                                                       7,771
    86,348,100    Ege Biracilik                                                 9,911
    43,404,000    Erciyas Biracilik                                             6,726
   111,429,000    Eregli Demir Celik                                           19,825
   252,577,458    Garanti Bankasi A.S.                                         13,626
     4,060,000    Migros (Registered)                                           3,554
     5,805,000    Trakya Cam Sanayii                                              383
     1,102,406    Turkiye Garanti Bankasi ADR                                   5,947
    62,948,000    Vestel Elektronik Sanayi Ve Ticaret A.S.                      5,780
   877,001,710    Yapi Ve Kredi Bankasi A.S.                                   21,895
                                                                          -----------
                                                                               95,744
                                                                          -----------
 VENEZUELA (0.5%)
       141,050    Cantv ADR                                                     6,453
     1,796,718    Electricidad de Caracas                                       2,894
                                                                          -----------
                                                                                9,347
                                                                          -----------
 ZIMBABWE (0.8%)
     2,870,000    Delta Corp.                                                   4,009
     1,144,000    Meikles Africa Ltd.                                           2,460
     9,900,000    Trans Zambezi Industries Ltd. (144A)                          5,808
     3,800,000    Trans Zambezi Industries Ltd. (Registered)                    2,230
                                                                          -----------
                                                                               14,507
                                                                          -----------
TOTAL COMMON STOCKS (Cost $1,474,700)                                       1,699,097
                                                                          -----------
                                                                             VALUE
    SHARES                                                                   (000)
--------------                                                            -----------

PREFERRED STOCK (0.1%)
 RUSSIA (0.1%)
        85,000    Norilsk Nickel (Cost $357)                              $       893
                                                                          -----------

    NO. OF
    RIGHTS
    (000)
--------------
RIGHTS (0.0%)
 BRAZIL (0.0%)
        14,620    Brasmotor                                                         1
                                                                          -----------
 INDIA (0.0%)
            30    Philips India Ltd.                                               --
                                                                          -----------
 SOUTH AFRICA (0.0%)
        20,000    Coronation Holdings, Ltd.                                        28
       128,700    NBS Boland                                                       --
                                                                          -----------
TOTAL RIGHTS (Cost $0)                                                             29
                                                                          -----------

    NO. OF
   WARRANTS
    (000)
--------------
WARRANTS (0.0%)
 INDIA (0.0%)
       176,850    Apollo Tyres Ltd., expiring 2/28/98                              49
                                                                          -----------
 INDONESIA (0.0%)
     1,003,404    Bank International Indonesia (Foreign), expiring
                   1/15/00                                                         85
     1,093,112    Indah Kiat Pulp & Paper Corp., expiring 1/7/02                   66
                                                                          -----------
                                                                                  151
                                                                          -----------
 MALAYSIA (0.0%)
       244,500    Commerce Asset Holdings Corp., Bhd, expiring 3/16/02             79
        61,571    Rashid Hussain Bhd, expiring 3/25/02                             47
                                                                          -----------
                                                                                  126
                                                                          -----------
TOTAL WARRANTS (Cost $578)                                                        326
                                                                          -----------

     FACE
    AMOUNT
    (000)
--------------
FIXED INCOME SECURITIES (0.9%)
 BULGARIA (0.4%)
U.S.$     6,250   Bulgaria Front Loaded Interest Reduction Bond, Series
                   A, 2.25%, (Step Bond) 7/28/12                                4,113

     FACE
    AMOUNT                                                                   VALUE
    (000)                                                                    (000)
--------------                                                            -----------
  BULGARIA (CONTINUED)
U.S.$    3,950    Bulgaria Discount Bond, Series A, 'Euro' (Floating
                   Rate) 6.688%, 7/28/24                                  $     3,284
                                                                          -----------
                                                                                7,397
                                                                          -----------
 RUSSIA (0.5%)
         9,953    Svyaz Finance Ltd., 17.00%, 8/11/99                           9,953
                                                                          -----------
TOTAL FIXED INCOME SECURITIES (Cost $14,533)                                   17,350
                                                                          -----------
CONVERTIBLE DEBENTURES (1.3%)
 INDIA (0.0%)
INR        336    DCM Shriram Industries Ltd., 7.50%, 2/21/02                     370
                                                                          -----------
 RUSSIA (1.2%)
U.S.$    16,947   Mustcom, 0.00%, 8/11/99                                      16,947
           675    Storyfirst Communications, Inc., First Section,
                   Tranche I, 25.00%, 10/31/97                                    802
           840    Storyfirst Communications, Inc., Second Section,
                   Tranche I, 25.00%, 10/31/97                                    998
           396    Storyfirst Communications, Inc., Tranche II, 26.00%,
                   10/31/97                                                       470
           601    Storyfirst Communications, Inc., Tranche IV, 28.00%,
                   10/31/97                                                       716
           654    Storyfirst Communications, Inc., Tranche V, 29.00%,
                   10/31/97                                                       777
           550    Storyfirst Communications, Inc., Tranche VI, 30.00%,
                   10/31/97                                                       653
                                                                          -----------
                                                                               21,363
                                                                          -----------
 SOUTH AFRICA (0.1%)
 ZAR       111    Sasol Ltd., 8.50%                                             1,482
                                                                          -----------
TOTAL CONVERTIBLE DEBENTURES (Cost $23,235)                                    23,215
                                                                          -----------
NON-CONVERTIBLE DEBENTURES (0.1%)
 INDIA (0.1%)
INR        341    DCM Shriram Industries Ltd., 9.90%, 2/21/02                     474
           700    Saurashtra Cement & Chemicals Ltd., 18.00%, 11/27/98          1,796
                                                                          -----------
TOTAL NON-CONVERTIBLE DEBENTURES (Cost $2,865)                                  2,270
                                                                          -----------
LOAN AGREEMENTS (0.4%)
 POLAND (0.0%)
U.S.$        54   Republic of Poland Interest Arrears PDI Bonds,
                   (Floating Rate), 4.00%, 10/27/14                                47
                                                                          -----------
     FACE
    AMOUNT                                                                   VALUE
    (000)                                                                    (000)
--------------                                                            -----------

 RUSSIA (0.4%)
 CHF    11,910    Bank for Foreign Economic Affairs, 0.00%, 12/31/00      $     8,247
                                                                          -----------
TOTAL LOAN AGREEMENTS (Cost $3,270)                                             8,294
                                                                          -----------
TOTAL FOREIGN SECURITIES (92.8%) (Cost $1,519,538)                          1,751,474
                                                                          -----------
SHORT-TERM INVESTMENT (6.4%)
 REPURCHASE AGREEMENT (6.4%)
U.S.$   121,253   Chase Securities, Inc. 5.75%, dated 9/30/97, due
                   10/01/97, to be repurchased at $121,272,
                   collateralized by U.S. Treasury Notes, 6.875%, due
                   5/15/06, valued at $124,242
                   (Cost $121,253)                                            121,253
                                                                          -----------
FOREIGN CURRENCY (0.7%)
 ARP         4    Argentine Peso                                                    4
 BRL        29    Brazilian Real                                                   27
 GBP        11    British Pound                                                    17
 COP   348,432    Colombian Peso                                                  280
 EGP       246    Egyptian Pound                                                   73
 HKD         5    Hong Kong Dollar                                                  1
 HUF    62,717    Hungarian Forint                                                321
INR     12,019    Indian Rupee                                                    332
IDR    385,273    Indonesian Rupiah                                               117
ILS        372    Israeli Shekel                                                  106
 MXP    15,503    Mexican Peso                                                  1,997
  MAD      895    Morrocan Dirham                                                  93
PKR      8,251    Pakistani Rupee                                                 204
 PHP     3,211    Philippines Peso                                                 93
PLZ      3,960    Polish Zloty                                                  1,155
 KRW   363,664    South Korean Won                                                397
 LKR         2    Sri Lankan Rupee                                                 --
 TWD     3,174    Taiwan Dollar                                                   111
 THB   197,053    Thai Baht                                                     5,428
TRL 15,818,200    Turkish Lira                                                     91
 VEB        90    Venezuelan Bolivar                                               --
  ZWD   12,716    Zimbabwe Dollar                                               1,015
                                                                          -----------
TOTAL FOREIGN CURRENCY (Cost $12,102)                                          11,862
                                                                          -----------
TOTAL INVESTMENTS (99.9%) (Cost $1,652,893)                                 1,884,589
                                                                          -----------
OTHER ASSETS AND LIABILITIES (0.1%)
  Other Assets                                                                147,330
  Liabilities                                                                (145,040)
                                                                          -----------
                                                                                2,290
                                                                          -----------
NET ASSETS (100%)                                                         $ 1,886,879
                                                                          -----------
                                                                          -----------

                                                                            AMOUNT
                                                                             (000)
                                                                          -----------
CLASS A:
---------
NET ASSETS                                                                 $1,872,915
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 102,918,552 outstanding $0.001 par value shares
  (authorized 500,000,000 shares)                                              $18.20
                                                                          -----------
                                                                          -----------
CLASS B:
---------
NET ASSETS                                                                    $13,964
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 768,737 outstanding $0.001 par value shares (authorized
  500,000,000 shares)                                                          $18.16
                                                                          -----------
                                                                          -----------

----------------------------------
@   -- Advised by an affiliate
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
GDS -- Global Depositary Shares
CPO -- Certificate of Participation
PCL -- Public Company Limited
PDI -- Past Due Interest

Floating Rate Security -- Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 1997.

Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 1997. Maturity date disclosed is the ultimate maturity date.